May 17, 2024
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF

The following hereby replaces the first sentence in the (i) fourth paragraph of the section of the Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF's Summary Prospectus entitled "Principal Investment Strategies"; (ii) fourth paragraph of the section of the Prospectus entitled "Fund Summary—Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF—Principal Investment Strategies" and (iii) second paragraph of the section of the Prospectus entitled "Details of the Funds—Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF—Process":

The Index is composed of common stocks of large companies that operate their businesses in a manner consistent with the Calvert Principles for Responsible Investment (the "Calvert Principles") (a copy of which is included as an appendix to the Fund's prospectus) and are selected from the universe of the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding business development companies.